UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08211

Dreyfus Institutional Preferred Money Market Funds
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	03/31/2020

FORM N-CSR

Item 1.             Reports to Stockholders.

Dreyfus Institutional Preferred Money Market Fund

ANNUAL REPORT

March 31, 2020

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Institutional Preferred Money Market Fund	The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This annual report for Dreyfus Institutional Preferred Money Market Fund covers the 12-month period ended March 31, 2020. During the reporting period, the fund’s Hamilton shares produced a yield of 1.93%, and its Institutional shares produced a yield of 1.99%. Taking into account the effects of compounding, the fund’s Hamilton and Institutional shares also produced effective yields of 1.95% and 2.01%, respectively, for the same period.1

Yields of money market instruments declined over the reporting period, as the Federal Reserve (the “Fed”) implemented five cuts in short-term interest rates, due to concerns about the strength of the economy and the effects of the COVID-19 pandemic.

The Fed Cuts Rates amid Concerns about Economic Growth and the COVID-19 Pandemic

Prior to the start of the reporting period, Fed Chairman Jerome Powell made it clear the Fed would alter its plan to raise interest rates if the outlook for economic growth were to weaken. As global growth became sluggish and threatened to affect the U.S. economy, the Fed said it would make interest rate decisions “data dependent,” suggesting that a reduction in the federal funds target rate was likely. Growing concerns about global sluggishness resulted in three rate reductions late in 2019, bringing it to a range of 1.50%–1.75%.

Other major central banks also favored more dovish policies. In late 2019, the European Central Bank reduced short-term interest rates and reimplemented quantitative easing while the Bank of Japan also remained accommodative. In emerging markets, China continued to add stimulus to its economy. As a result of all these measures, signs of improvement appeared, especially in the manufacturing sector in Europe. Geopolitical concerns also waned somewhat later in the year, as the election in the UK resolved the Brexit issue, and trade tensions eased with the December 2019 announcement of a “Phase One” deal between the U.S. and China.

Despite trade tensions with China, the U.S. economy experienced steady growth. Gross domestic product grew by 2.0% in the second quarter of 2019, 2.1% in the third quarter and 2.1% in the fourth quarter. For the full year 2019, growth came to 2.3%, according to initial estimates. This followed a growth rate of 2.9% for full-year 2018.

The labor market remained healthy through most of the reporting period. The unemployment rate stayed steady for most of the period, varying between 3.5% and 3.7%. Wage growth continued to be relatively strong, remaining at or above 3.0%, year-over-year, during the reporting period. But the loss of 700,000 jobs in March 2020 brought the monthly job creation average down to 125,000, off substantially from 169,000 previously, and the unemployment rate in March 2020 jumped to 4.4%.

Despite steady economic growth, a strong labor market and rising wages, inflation remained subdued. The core personal consumption expenditure (PCE) index, which excludes the more volatile food and energy prices, stayed below the Fed’s 2.0% target until the third quarter of 2019. As prospects

2

brightened for an interim U.S.-China trade agreement, and the Fed cut interest rates, fears of a growth slowdown eased, economic data became more positive, and the core PCE index hit 2.1%. But inflation subsided in the fourth quarter, with the PCE declining to 1.3%.

In March 2020, the continued spread of COVID-19, combined with government shutdowns, ultimately led the Fed to make two emergency rate reductions, bringing the federal funds target rate to 0.0–0.25%. These moves were intended to make sure that credit is readily available during the crisis.

The Fed also implemented a number of programs to provide relief to the economy and to financial markets. For example, the Fed has continued to intervene in money markets, which it began to do last fall when short-term borrowing rates rose dramatically. The Fed had planned to reduce this activity, but with the impact of COVID-19, it has continued the program. In addition to restarting the bond-buying program known as quantitative easing, the Fed has also relaunched the Commercial Paper Funding Facility, which involves direct purchases of commercial paper, thus easing pressures on large corporations that rely on this market to fund operations. The Fed has also introduced the Money Market Liquidity Facility to provide support to money market mutual funds.

Money Markets Receive Assistance

The COVID-19 pandemic and the subsequent economic shutdown led to a freezing up of the money markets. Many prime money market funds experienced outflows, due to a flight to quality as investors shifted into treasury and agency money market funds. However, the fund built up its cash position, in anticipation of possible redemptions.

The Fed has taken a number of steps to stabilize markets. In addition to cutting the federal funds target rate to zero, the Fed has implemented several programs designed to reliquify the markets, including the Money Market Liquidity Facility. As always, we have retained our longstanding focus on quality and liquidity.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.

You could lose money by investing in a money market fund. Because the share price of the fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Sincerely,

Patricia A. Larkin
Chief Investment Officer
Dreyfus Cash Investment Strategies
April 15, 2020

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Money Market Fund from October 1, 2019 to March 31, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended March 31, 2020

	Institutional Shares	Hamilton Shares
Expense paid per $1,000†	$.50	$.80
Ending value (after expenses)	$1,008.00	$1,007.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended March 31, 2020

	Institutional Shares	Hamilton Shares
Expense paid per $1,000†	$.51	$.81
Ending value (after expenses)	$1,024.50	$1,024.20

†Expenses are equal to the fund’s annualized expense ratio of .10% for Institutional Shares and .16% for Hamilton Shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS

March 31, 2020

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Commercial Paper - 32.8%
Bank of Nova Scotia, 1 Month LIBOR +.15%	1.11	4/27/2020	50,000,000	[a,b]	49,811,724
Collateralized Commercial Paper V Co., 1 Month LIBOR +.15%	1.08	4/23/2020	50,000,000	[a]	49,927,965
DBS Bank	1.88	5/11/2020	75,000,000	[b,c]	74,893,656
DBS Bank	1.90	8/20/2020	80,000,000	[b,c]	79,562,009
Federation Des Caisses Desjardins Du Quebec	1.70	4/16/2020	36,000,000	[c]	35,981,632
Federation Des Caisses Desjardins Du Quebec	1.70	4/1/2020	100,000,000	[c]	99,999,978
Lloyds Bank	1.94	5/5/2020	30,000,000	[c]	29,964,650
Lloyds Bank, 1 Month LIBOR +.14%	1.15	4/7/2020	75,000,000	[a]	74,954,842
National Australia Bank, 1 Month LIBOR +.16%	0.86	4/14/2020	50,000,000	[a,b]	50,004,395
Royal Bank of Canada	1.02	9/14/2020	100,000,000	[b,c]	99,362,153
Svenska Handelsbanken	1.85	5/18/2020	100,000,000	[b,c]	99,854,000
Svenska Handelsbanken, 1 Month LIBOR +.19%	1.05	4/14/2020	75,000,000	[a,b]	75,005,083
Swedbank	1.66	5/12/2020	100,000,000	[c]	99,875,750
Swedbank	1.69	6/12/2020	100,000,000	[c]	99,761,331
The Toronto-Dominion Bank, 1 Month LIBOR +.28%	1.23	4/24/2020	50,000,000	[a,b]	49,977,888
Westpac Securities, 1 Month LIBOR +.20%	1.14	4/29/2020	50,000,000	[a,b]	49,985,167
Total Commercial Paper (cost $1,118,966,355)			1,118,922,223
Negotiable Bank Certificates of Deposit - 23.1%
Bank of Nova Scotia, 1 Month LIBOR +.20%	0.95	4/20/2020	100,000,000	[a]	99,618,933
Canadian Imperial Bank of Commerce/New York, 1 Month LIBOR +.16%	1.08	4/22/2020	100,000,000	[a]	99,744,807
DZ Bank	0.94	7/10/2020	100,000,000	[c]	99,685,824
HSBC Bank USA, 1 Month LIBOR +.27%	1.21	4/30/2020	100,000,000	[a]	99,936,881
Oversea-Chinese Bank	1.70	4/24/2020	90,000,000	[b]	90,025,838
Skandinaviska Enskilda Banken/New York, 1 Month LIBOR +.19%	1.20	4/9/2020	50,000,000	[a]	49,977,818
Skandinaviska Enskilda Banken/New York, 3 Month LIBOR +.08%	1.99	4/6/2020	100,000,000	[a]	99,694,941
Sumitomo Mitsui Banking, 3 Month LIBOR +.41%	2.17	5/1/2020	25,000,000	[a]	24,998,676
Wells Fargo Bank, 3 Month LIBOR +.05%	1.88	4/15/2020	75,000,000	[a]	74,667,214

5

STATEMENT OF INVESTMENTS (continued)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Negotiable Bank Certificates of Deposit - 23.1% (continued)
Westpac Banking	1.92	4/17/2020	50,000,000	[b]	50,023,051
Total Negotiable Bank Certificates of Deposit (cost $789,749,571)			788,373,983
Time Deposits - 12.9%
Australia & New Zealand Banking Group (Cayman)	0.10	4/1/2020	160,000,000		160,000,000
Credit Suisse (Cayman)	0.08	4/1/2020	160,000,000		160,000,000
DZ Bank/New York	0.01	4/1/2020	70,000,000		70,000,000
Royal Bank of Canada (Toronto)	0.01	4/1/2020	50,000,000		50,000,000
Total Time Deposits (cost $440,000,000)			440,000,000
U.S. Treasury Bills - 5.8%
U.S. Treasury Bills (cost $199,997,000)	0.02	4/28/2020	200,000,000	[c]	199,995,124
Repurchase Agreements - 10.8%

Citigroup Global Markets, Tri-Party Agreement thru BNY Mellon, dated 3/31/2020 due at maturity date in the amount of $170,000,567 (fully collateralized by: original par of $376,730,525, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 3.72%-20.48%, due 8/15/40-1/15/47, valued at $36,735,689, original par of $1,460,560, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%, due 9/15/43, valued at $660,298, original par of $111,495,743, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 4.75%-5.15%, due 10/25/43-11/25/45, valued at $9,555,608, original par of $1,116,392,604, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.38%-5.33%, due 8/20/49-10/20/69, valued at $136,609,564)

	0.12	4/1/2020	170,000,000		170,000,000

6

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements - 10.8% (continued)
JP Morgan Securities, SOFR +.01%, dated 2/12/2020 due at maturity date in the amount of $200,110,000 (fully collateralized by: original par of $939,997,744, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%-5.50%, due 3/1/32-6/15/49, valued at $20,794,733, original par of $244,136,821, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.48%-5.50%, due 11/1/22-2/1/50, valued at $144,988,899, original par of $120,001,892, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.52%-5.50%, due 6/1/30-3/1/50, valued at $38,216,368)	0.02	4/1/2020	200,000,000	[d] 200,000,000
Total Repurchase Agreements (cost $370,000,000)			370,000,000
Total Investments (cost $2,918,712,926)			85.4%	2,917,291,330
Cash and Receivables (Net)			14.6%	497,738,147
Net Assets			100.0%	3,415,029,477

LIBOR—London Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities amounted to $768,504,964 or 22.5% of net assets.

c Security is a discount security. Income is recognized through the accretion of discount.

d Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of March 31, 2020 and changes periodically. The due date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At March 31, 2020, these securities amounted to $200,000,000 or 5.86% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Banks	67.3
Repurchase Agreements	10.8
U.S. Treasury Securities	5.8
Diversified Financials	1.5
85.4

† Based on net assets.

See notes to financial statements.

7

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2020

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $370,000,000) —Note 1(b)	2,918,712,926	2,917,291,330
Cash		496,049,016
Interest receivable		2,000,293
Receivable for shares of Beneficial Interest subscribed		10,062
		3,415,350,701
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		310,981
Trustees’ fees and expenses payable		9,593
Payable for shares of Beneficial Interest redeemed		650
		321,224
Net Assets ($)		3,415,029,477
Composition of Net Assets ($):
Paid-in capital		3,416,574,367
Total distributable earnings (loss)		(1,544,890)
Net Assets ($)		3,415,029,477

Net Asset Value Per Share	Institutional Shares	Hamilton Shares
Net Assets ($)	3,356,810,581	58,218,896
Shares Outstanding	3,357,934,684	58,234,416
Net Asset Value Per Share ($)	0.9997	0.9997

See notes to financial statements.

8

STATEMENT OF OPERATIONS

Year Ended March 31, 2020

Investment Income ($):
Interest Income	86,402,330
Expenses:
Management fee—Note 2(a)	4,148,387
Trustees’ fees—Note 2(a,d)	404,760
Shareholder servicing costs—Note 2(b)	53,235
Service Plan fees—Note 2(b)	7,793
Total Expenses	4,614,175
Less—Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 2(a)	(404,760)
Net Expenses	4,209,415
Investment Income—Net	82,192,915
Realized and Unrealized Gain (Loss) on Investments—Note1 (b) ($):
Net realized gain (loss) on investments	(122,711)
Net change in unrealized appreciation (depreciation) on investments	(1,535,720)
Net Realized and Unrealized Gain (Loss) on Investments	(1,658,431)
Net Increase in Net Assets Resulting from Operations	80,534,484

See notes to financial statements.

9

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended March 31,
	2020	2019
Operations ($):
Investment income—net	82,192,915	80,620,119
Net realized gain (loss) on investments	(122,711)	(583)
Net change in unrealized appreciation (depreciation) on investments	(1,535,720)	503,797
Net Increase (Decrease) in Net Assets Resulting from Operations	80,534,484	81,123,333
Distributions ($):
Distributions to shareholders:
Institutional Shares	(80,282,922)	(78,473,417)
Hamilton Shares	(1,909,993)	(2,177,763)
Total Distributions	(82,192,915)	(80,651,180)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Institutional Shares	13,801,375,255	13,251,588,202
Hamilton Shares	1,321,596,103	734,281,810
Distributions reinvested:
Institutional Shares	79,222,754	77,448,354
Hamilton Shares	1,070,139	1,486,667
Cost of shares redeemed:
Institutional Shares	(14,386,167,692)	(12,933,237,943)
Hamilton Shares	(1,321,671,260)	(745,386,048)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(504,574,701)	386,181,042
Total Increase (Decrease) in Net Assets	(506,233,132)	386,653,195
Net Assets ($):
Beginning of Period	3,921,262,609	3,534,609,414
End of Period	3,415,029,477	3,921,262,609
Capital Share Transactions (Shares):
Institutional Shares
Shares sold	13,800,588,602	13,251,660,324
Shares issued for distributions reinvested	79,216,449	77,448,134
Shares redeemed	(14,385,834,435)	(12,933,254,925)
Net Increase (Decrease) in Shares Outstanding	(506,029,384)	395,853,533
Hamilton Shares
Shares sold	1,321,467,862	734,283,446
Shares issued for distributions reinvested	1,070,104	1,486,708
Shares redeemed	(1,321,657,510)	(745,389,862)
Net Increase (Decrease) in Shares Outstanding	880,456	(9,619,708)

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended March 31,
Institutional Shares	2020	2019	2018	2017[a]	2016
Per Share Data ($):
Net asset value, beginning of period	1.0000	.9999	1.0000	1.00	1.00
Investment Operations:
Investment income—net[b]	.0204	.0220	.0121	.0050	.001
Net realized and unrealized gain (loss) on investments	(.0008)	(.0002)	(.0001)	.0000[c]	-
Total from Investment Operations:	.0196	.0218	.0120	.0050	.001
Distributions:
Dividends from investment income—net	(.0199)	(.0217)	(.0121)	(.0050)	(.001)
Net asset value, end of period	.9997	1.0000	.9999	1.0000	1.00
Total Return (%)	1.98	2.20	1.20	.50	.14
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.11	.11	.10	.10	.10
Ratio of net expenses to average net assets	.10	.10	.10	.10	.10
Ratio of net investment income to average net assets	1.98	2.19	1.22	.48	.13
Net Assets, end of period ($ x 1,000)	3,356,811	3,863,910	3,467,645	3,158,133	3,526,652

a Effective October 10, 2016, the fund began calculating its net asset value to four decimals.

b Based on average shares outstanding.

c Amount represents less than $.0001 per share.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS (continued)

	Year Ended March 31,
Hamilton Shares	2020	2019	2018	2017[a]	2016
Per Share Data ($):
Net asset value, beginning of period	1.0000	.9999	1.0001	1.00	1.00
Investment Operations:
Investment income—net[b]	.0224	.0199	.0115	.0044	.001
Net realized and unrealized gain (loss) on investments	(.0034)	.0013	(.0002)	.0001	-
Total from Investment Operations:	.0190	.0212	.0113	.0045	.001
Distributions:
Dividends from investment income—net	(.0193)	(.0211)	(.0115)	(.0044)	(.001)
Net asset value, end of period	.9997	1.0000	.9999	1.0001	1.00
Total Return (%)	1.92	2.14	1.13	.45	.08
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.17	.17	.16	.16	.16
Ratio of net expenses to average net assets	.16	.16	.16	.16	.16
Ratio of net investment income to average net assets	1.88	2.07	1.12	.51	.06
Net Assets, end of period ($ x 1,000)	58,219	57,353	66,965	266,604	178,801

a Effective October 10, 2016, the fund began calculating its net asset value to four decimals.

b Based on average shares outstanding.

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The fund is managed by Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), the fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

Effective June 3, 2019, The Dreyfus Corporation, the fund’s investment adviser, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional shares and Hamilton shares. Effective May 31, 2019, Hamilton shares, became subject to a Shareholder Services Plan. The Shareholder Services Plan replaced the Service Plan adopted pursuant to Rule 12b-1 under the Act which had been in place for Hamilton shares, prior to May 31, 2019. The aggregate fees paid by Hamilton shares pursuant to the Shareholder Services Plan will continue to be the same as the fees that were payable under the prior Service Plan. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “institutional prime fund” as that term is defined in Rule 2a-7 under the Act, and, as such, the fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

13

NOTES TO FINANCIAL STATEMENTS (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

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Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

15

NOTES TO FINANCIAL STATEMENTS (continued)

These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2020 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	2,917,291,330
Level 3 - Significant Unobservable Inputs	-
Total	2,917,291,330

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the

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investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2020, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended March 31, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

17

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2020, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to March 31, 2020. The fund has $123,294 of short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2020 and March 31, 2019 were all ordinary income.

(f) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date.

Also effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. The adoption of ASU 2017-08 and ASU 2018-13 had no impact on the operations of the fund for the period ended March 31, 2020.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, the Adviser pays all of the expenses of the fund except management fees, Rule 12b-1 Service Plan fees, Shareholder Service Plan fees, brokerage fees, taxes, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Adviser is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended March 31, 2020, fees reimbursed by the Adviser amounted to $404,760.

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(b) Under the fund’s Shareholder Services Plan, with respect to Hamilton shares, the fund pays the Distributor for advertising, marketing and for providing certain services relating to shareholders of the Hamilton shares pay the Distributor at annual rates of .06%. of the value of the applicable share class’ average daily net assets. These services include answering shareholder inquiries regarding the fund and providing reports and other information and services related to the maintenance of shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to Service Agents with respect to these services. The amount paid under the Shareholder Services Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses occurred. The Shareholder Services Plan does not provide for payments related to the distribution of fund shares. Under the Shareholder Services Plan with respect to Hamilton shares, the Distributor would be able to pay financial intermediaries from the fees it receives from the Shareholder Services Plan for the provision of the respective services by the intermediaries to their clients who are beneficial owners of fund shares. During the period ended March 31, 2020, Hamilton shares were charged $53,235 pursuant to the Shareholder Services Plan.

Prior to May 31, 2019, the fund was subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Hamilton shares had paid the Distributor at the annual rate of .06% of the value of Hamilton shares average daily net assets for distributing Hamilton shares, for advertising and marketing relating to Hamilton shares and for providing certain services to shareholders of Hamilton shares. The services provided include answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2020, Hamilton shares were charged $7,793 pursuant to the Service Plan.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statements of Operations.

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NOTES TO FINANCIAL STATEMENTS (continued)

(c) The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $344,904 and Shareholder Services Plan fees of $5,877, which are offset against an expense reimbursement currently in effect in the amount of $39,800.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

At March 31, 2020, the cost of investments for federal income tax purposes was $2,918,712,926; accordingly, accumulated net unrealized depreciation on investments was $1,421,596, consisting of $523,357 gross unrealized appreciation and $1,944,953 gross unrealized depreciation.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Dreyfus Institutional Preferred Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Dreyfus Institutional Preferred Money Market Fund (the “Fund”) (one of the funds constituting Dreyfus Institutional Preferred Money Market Funds), including the statement of investments, as of March 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Dreyfus Institutional Preferred Money Market Funds) at March 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

New York, New York
May 21, 2020

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IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby reports 62.95% of ordinary income dividends paid during the fiscal year ended March 31, 2020 as qualifying “interest related dividends”.

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BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (76)

Chairman of the Board (1997)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (1997-Present)

No. of Portfolios for which Board Member Serves: 118

———————

Francine J. Bovich (68)

Board Member (2015)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-Present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-Present)

No. of Portfolios for which Board Member Serves: 69

———————

J. Charles Cardona (64)

Board Member (2014)

Principal Occupation During Past 5 Years:

• President of the Adviser (2008-2016)

• Chief Executive Officer of Dreyfus Cash Investment Strategies, a division of the Adviser (2009-2016)

• Chairman (2013-2016) and Executive Vice President (1997-2013) of the Distributor

Other Public Company Board Memberships During Past 5 Years:

• BNY Mellon ETF Trust, Chairman and Director (2020-Present)

• BNY Mellon Liquidity Funds, Chairman and Director (2019-Present)

No. of Portfolios for which Board Member Serves: 33

———————

Gordon J. Davis (78)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-Present)

No. of Portfolios for which Board Member Serves: 53

———————

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BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Andrew J. Donohue (69)

Board Member (2019)

Principal Occupation During Past 5 Years:

• Of Counsel, Shearman & Sterling LLP (2017-2019)

• Chief of Staff to the Chair of the SEC (2015-2017)

• Managing Director and Investment Company General Counsel of Goldman Sachs (2012-2015)

Other Public Company Board Memberships During Past 5 Years:

• Oppenheimer Funds (58 funds), Director (2017-2019)

No. of Portfolios for which Board Member Serves: 55

———————

Isabel P. Dunst (73)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Senior Counsel, Hogan Lovells LLP (2018-2019); Of Counsel (2015-2018); Partner (1990-2015)

No. of Portfolios for which Board Member Serves: 33

———————

Nathan Leventhal (77)

Board Member (2009)

Principal Occupation During Past 5 Years:

• President Emeritus of Lincoln Center for the Performing Arts (2001-Present)

• President of the Palm Beach Opera (2016-Present)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., a public company that designs, sources, markets and distributes watches Director (2003-Present)

No. of Portfolios for which Board Member Serves: 47

———————

Robin A. Melvin (56)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Co-chairman, Mentor Illinois, a non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2014-Present); Board member (2013-Present)

No. of Portfolios for which Board Member Serves: 96

———————

24

Roslyn M. Watson (70)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Principal, Watson Ventures, Inc., a real estate investment company (1993-Present)

Other Public Company Board Memberships During Past 5 Years:

• American Express Bank, FSB, Director (1993-2018)

No. of Portfolios for which Board Member Serves: 55

———————

Benaree Pratt Wiley (73)

Board Member (2009)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (2008-Present)

• Blue Cross Blue Shield of Massachusetts, Director (2004-Present)

No. of Portfolios for which Board Member Serves: 75

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street, New York, New York 10286. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-800-373-9387.

Clifford L. Alexander, Jr., Emeritus Board Member
Whitney I. Gerard, Emeritus Board Member
George L. Perry, Emeritus Board Member

25

OFFICERS OF THE FUND (Unaudited)

RENEE LAROCHE-MORRIS, President since May 2019.

President and a director of BNY Mellon Investment Adviser, Inc. since January 2018. She is an officer of 62 investment companies (comprised of 118 portfolios) managed by the Adviser. She is 48 years old and has been an employee of BNY Mellon since 2003.

JAMES WINDELS, Treasurer since November 2001.

Director-BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. He is 61 years old and has been an employee of the Adviser since April 1985.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Adviser and Associate General Counsel and Managing Director of BNY Mellon since June 2015; Director and Associate General Counsel of Deutsche Bank–Asset & Wealth Management Division from June 2005 to June 2015, and as Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. He is 48 years old and has been an employee of the Adviser since June 2015.

DAVID DIPETRILLO, Vice President since May 2019.

Head of North America Product, BNY Mellon Investment Management since January 2018, Director of Product Strategy, BNY Mellon Investment Management from January 2016 to December 2017; Head of US Retail Product and Channel Marketing, BNY Mellon Investment Management from January 2014 to December 2015. He is an officer of 62 investment companies (comprised of 118 portfolios) managed by the Adviser. He is 42 years old and has been an employee of BNY Mellon since 2005.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Senior Managing Counsel of BNY Mellon since December 2019; Managing Counsel of BNY Mellon from April 2014 to December 2019; Secretary of the Adviser, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. He is 53 years old and has been an employee of the Adviser since December 1996.

SONALEE CROSS, Vice President and Assistant Secretary since March 2018.

Counsel of BNY Mellon since October 2016; Associate at Proskauer Rose LLP from April 2016 to September 2016; Attorney at EnTrust Capital from August 2015 to February 2016; Associate at Sidley Austin LLP from September 2013 to August 2015. She is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. She is 32 years old and has been an employee of the Adviser since October 2016.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Counsel of BNY Mellon since August 2018; Senior Regulatory Specialist at BNY Mellon Investment Management Services from February 2016 to August 2018; Trustee Associate at BNY Mellon Trust Company (Ireland) Limited from August 2013 to February 2016. She is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. She is 29 years old and has been an employee of the Adviser since August 2018.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Managing Counsel of BNY Mellon since December 2017, Senior Counsel of BNY Mellon from March 2013 to December 2017. She is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. She is 44 years old and has been an employee of the Adviser since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. He is 54 years old and has been an employee of the Adviser since October 1990.

PETER M. SULLIVAN, Vice President and Assistant Secretary since March 2019.

Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. He is 52 years old and has been an employee of the Adviser since April 2004.

26

Amanda Quinn, Vice President and Assistant Secretary since March 2020.

Counsel of BNY Mellon since June 2019; Regulatory Administration Manager at BNY Mellon Investment Management Services from September 2018 to May 2019; Senior Regulatory Specialist at BNY Mellon Investment Management Services from April 2015 to August 2018. She is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. She is 35 years old and has been an employee of the Adviser since June 2019.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Managing Counsel of BNY Mellon since December 2019; Counsel of BNY Mellon from May 2016 to December 2019; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 to May 2016 and Assistant General Counsel at RCS Advisory Services from July 2014 to November 2015. She is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. She is 34 years old and has been an employee of the Adviser since May 2016.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager-BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. He is 51 years old and has been an employee of the Adviser since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager-BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. He is 56 years old and has been an employee of the Adviser since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. He is 52 years old and has been an employee of the Adviser since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. He is 53 years old and has been an employee of the Adviser since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Adviser, the BNY Mellon Family of Funds and BNY Mellon Funds Trust (63 investment companies, comprised of 141 portfolios). He is 62 years old and has served in various capacities with the Adviser since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor. She is an officer of 56 investment companies (comprised of 134 portfolios) managed by the Adviser. She is 51 years old and has been an employee of the Distributor since 1997.

27

NOTES

28

NOTES

29

For More Information

Dreyfus Institutional Preferred Money Market Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols: Institutional: DIQXX Hamilton: DRSXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 0194AR0320

Dreyfus Institutional Preferred Government Plus Money Market Fund

ANNUAL REPORT

March 31, 2020

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Institutional Preferred Government Plus Money Market Fund	The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This annual report for Dreyfus Institutional Preferred Government Plus Money Market Fund covers the 12-month period ended March 31, 2020. During the reporting period, the fund produced a yield of 1.93% and, taking into account the effects of compounding, an effective yield of 1.94%.1

Yields of money market instruments declined over the reporting period, as the Federal Reserve (the “Fed”) implemented five cuts in short-term interest rates, due to concerns about the effects of the COVID-19 pandemic and the strength of the economy.

The Fed Cuts Rates amid Concerns about Economic Growth and the COVID-19 Pandemic

Prior to the start of the reporting period, Fed Chairman Jerome Powell made it clear the Fed would alter its plan to raise interest rates if the outlook for economic growth were to weaken. As global growth became sluggish and threatened to affect the U.S. economy, the Fed said it would make interest rate decisions “data dependent,” suggesting that a reduction in the federal funds target rate was likely. Growing concerns about global sluggishness resulted in three rate reductions late in 2019, bringing it to a range of 1.50%–1.75%.

Other major central banks also favored more dovish policies. In late 2019, the European Central Bank reduced short-term interest rates and reimplemented quantitative easing while the Bank of Japan also remained accommodative. In emerging markets, China continued to add stimulus to its economy. As a result of all these measures, signs of improvement appeared, especially in the manufacturing sector in Europe. Geopolitical concerns also waned somewhat later in the year, as the election in the UK resolved the Brexit issue, and trade tensions eased with the December 2019 announcement of a “Phase One” deal between the U.S. and China.

Despite trade tensions with China, the U.S. economy experienced steady growth. Gross domestic product grew by 2.0% in the second quarter of 2019, 2.1% in the third quarter and 2.1% in the fourth quarter. For the full year 2019, growth came to 2.3%, according to initial estimates. This followed a growth rate of 2.9% for full-year 2018.

The labor market remained healthy through most of the reporting period. The unemployment rate stayed steady for most of the period, varying between 3.5% and 3.7%. Wage growth continued to be relatively strong, remaining at or above 3.0%, year-over-year, during the reporting period. But the loss of 700,000 jobs in March 2020 brought the monthly job creation average down to 125,000, off substantially from 169,000 previously, and the unemployment rate in March 2020 jumped to 4.4%.

Despite steady economic growth, a strong labor market and rising wages, inflation remained subdued. The core personal consumption expenditure (PCE) price index, which excludes volatile food and energy prices, stayed below the Fed’s 2.0% target until the third quarter of 2019. As prospects

2

brightened for an interim U.S.-China trade agreement, and the Fed cut the federal funds target rate, fears of a growth slowdown eased, economic data became more positive, and the core PCE price index hit 2.1%. But inflation subsided in the fourth quarter, with the PCE declining to 1.3%.

In March 2020, the continued spread of the COVID-19 pandemic, combined with government shutdowns, ultimately led the Fed to make two emergency rate reductions, bringing the federal funds target rate to 0.0–0.25%. These moves were intended to make sure that credit is readily available during the crisis.

The Fed also implemented a number of programs to provide relief to the economy and to financial markets. For example, the Fed has continued to intervene in money markets, which it began to do last fall when short-term borrowing rates rose dramatically. The Fed had planned to reduce this activity, but with the impact of COVID-19, it has continued the program. In addition to restarting the bond-buying program known as quantitative easing, the Fed has also relaunched the Commercial Paper Funding Facility, which involves direct purchases of commercial paper, thus easing pressures on large corporations that rely on this market to fund operations. The Fed has also introduced the Money Market Liquidity Facility to provide support to money market mutual funds.

Positioned for Low Rates

The COVID-19 pandemic and the subsequent economic shutdown led to a freezing up of the money markets. In addition to cutting the federal funds target rate to zero, the Fed implemented several programs designed to reliquify the markets, including the Money Market Liquidity Facility. Treasury and agency money market funds benefited from a flight to quality, as investors shifted out of prime money market funds. The fund has extended maturities where possible, in anticipation of rates being low for a long time. As always, we have retained our longstanding focus on quality and liquidity.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. The yield provided reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Sincerely,

Patricia A. Larkin
Chief Investment Officer
Dreyfus Cash Investment Strategies
April 15, 2020

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Government Plus Money Market Fund from October 1, 2019 to March 31, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended March 31, 2020

Expense paid per $1,000†	$.00
Ending value (after expenses)	$1,007.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended March 31, 2020

Expense paid per $1,000†	$.00
Ending value (after expenses)	$1,025.00
†Expenses are equal to the fund’s annualized expense ratio of .00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS

March 31, 2020

U.S. Government Agencies - 47.8%	Annualized Yield (%)	Principal Amount ($)		Value ($)
Federal Farm Credit Banks:
4/1/2020	1.57	25,000,000	[a]	25,000,000
4/15/2020	0.01	8,000,000	[a]	7,999,969
4/30/2020	0.01	15,000,000	[a]	14,999,879
5/1/2020	0.01	5,000,000	[a]	4,999,958
5/5/2020	0.01	15,000,000	[a]	14,999,858
4/1/2020, 3 Month EFFE +.15%	0.24	75,000,000	[b]	75,018,326
Federal Home Loan Banks:
4/1/2020, 3 Month SOFR +.04%	0.05	7,085,000	[b]	7,084,767
4/1/2020, 3 Month SOFR +.06%	0.07	10,000,000	[b]	10,000,486
4/1/2020, 3 Month SOFR +.08%	0.09	28,000,000	[b]	28,002,177
4/6/2020	0.01	45,000,000	[a]	44,999,969
4/22/2020	0.01	20,500,000	[a]	20,499,940
4/24/2020	1.58	18,760,000	[a]	18,741,303
4/29/2020	1.58	40,017,000	[a]	39,968,446
5/15/2020	1.37	149,700,000	[a]	149,452,995
6/30/2020	0.07	100,000,000	[a]	99,982,500
7/20/2020	0.01	100,000,000	[a]	99,996,945
8/28/2020	1.27	50,000,000	[a]	49,741,319
9/2/2020	0.83	50,000,000	[a]	49,824,611
Federal Home Loan Mortgage Corporation:
4/1/2020, 3 Month SOFR FLAT	0.01	15,000,000	[b,c]	14,999,950
Total U.S. Government Agencies (cost $776,313,398)				776,313,398
U.S. Treasury Bills - 19.8%
4/21/2020	0.03	82,000,000	[a]	81,998,633
5/7/2020	0.02	90,000,000	[a]	89,998,650
9/3/2020	0.94	150,000,000	[a]	149,405,833
Total U.S. Treasury Bills (cost $321,403,116)				321,403,116
U.S. Treasury Notes - 5.1%
4/30/2020	1.38	30,000,000		30,032,377
4/30/2020	2.38	52,000,000		52,097,284
Total U.S. Treasury Notes (cost $82,129,661)				82,129,661
U.S. Treasury Floating Rate Notes - 6.1%
4/7/2020, 3 Month U.S. T-BILL +.15% (cost $99,988,674)	0.24	100,000,000	[b]	99,988,674

5

STATEMENT OF INVESTMENTS (continued)

Repurchase Agreements - 14.1%	Annualized Yield (%)	Principal Amount ($)	Value ($)
ABN Amro Bank , Tri-Party Agreement thru BNY Mellon, dated 3/31/2020, due at 4/1/2020 in the amount of $230,000,064 (fully collateralized by: original par of $213,218,901, U.S. Treasuries (including strips), 0.13%-2.75%, due 11/15/20-2/15/45, valued at $234,600,009) (cost $230,000,000)	0.01	230,000,000	230,000,000
Total Investments (cost $1,509,834,849)		92.9%	1,509,834,849
Cash and Receivables (Net)		7.1%	115,225,832
Net Assets		100.0%	1,625,060,681

EFFE—Effective Federal Funds Rate

SOFR—Secured Overnight Financing Rate

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Agencies	47.8
U.S. Treasury Securities	31.0
Repurchase Agreements	14.1
92.9

† Based on net assets.

See notes to financial statements.

6

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2020

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $230,000,000) —Note 1(b)	1,509,834,849	1,509,834,849
Cash		114,112,326
Interest receivable		1,104,559
Due from BNY Mellon Investment Adviser, Inc.—Note 2(b)		11,600
		1,625,063,334
Liabilities ($):
Trustees’ fees and expenses payable		2,653
		2,653
Net Assets ($)		1,625,060,681
Composition of Net Assets ($):
Paid-in capital		1,624,882,549
Total distributable earnings (loss)		178,132
Net Assets ($)		1,625,060,681

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)	1,624,882,549
Net Asset Value Per Share ($)	1.00

See notes to financial statements.

7

STATEMENT OF OPERATIONS

Year Ended March 31, 2020

Investment Income ($):
Interest Income	32,108,661
Expenses:
Management fee—Note 2(a)	1,650,896
Trustees’ fees—Note 2(a,c)	117,575
Total Expenses	1,768,471
Less—reduction in expenses due to undertaking—Note 2(a)	(1,650,896)
Less—Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 2(a)	(117,575)
Net Expenses	-
Investment Income—Net	32,108,661
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	192,459
Net Increase in Net Assets Resulting from Operations	32,301,120

See notes to financial statements.

8

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended March 31,
	2020	2019
Operations ($):
Investment income—net	32,108,661	29,455,369
Net realized gain (loss) on investments	192,459	2,688
Net Increase (Decrease) in Net Assets Resulting from Operations	32,301,120	29,458,057
Distributions ($):
Distributions to shareholders	(32,108,661)	(29,455,369)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	9,107,840,888	6,697,534,451
Cost of shares redeemed	(9,220,512,716)	(6,176,662,328)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(112,671,828)	520,872,123
Total Increase (Decrease) in Net Assets	(112,479,369)	520,874,811
Net Assets ($):
Beginning of Period	1,737,540,050	1,216,665,239
End of Period	1,625,060,681	1,737,540,050

See notes to financial statements.

9

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Year Ended March 31,
	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.019	.021	.011	.004	.002
Distributions:
Dividends from investment income—net	(.019)	(.021)	(.011)	(.004)	(.002)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.94	2.09	1.06	.38	.16
Ratio of total expenses to average net assets	.11	.11	.10	.10	.10
Ratio of net expenses to average net assets	.00	.00	.00	.00	.00
Ratio of net investment income to average net assets	1.94	2.08	1.05	.37	.16
Net Assets, end of period ($ x 1,000)	1,625,061	1,737,540	1,216,665	1,535,449	1,885,374

See notes to financial statements.

10

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Government Plus Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The fund serves as an investment vehicle for certain other funds managed by BNY Mellon Investment Adviser, Inc. as well as for other institutional investors. At March 31, 2020, all of the fund’s outstanding shares were held by other funds managed by BNY Mellon Investment Adviser, Inc. The fund is managed by Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), the fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”). BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

Effective June 3, 2019, The Dreyfus Corporation, the fund’s investment adviser, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

11

NOTES TO FINANCIAL STATEMENTS (continued)

registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

12

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2020 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,509,834,849
Level 3 - Significant Unobservable Inputs	-
Total	1,509,834,849

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

13

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2020, the fund did not incur any interest or penalties.

14

Each tax year in the four-year period ended March 31, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At March 31, 2020, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2020 and March 31, 2019 were all ordinary income.

At March 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(f) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date.

Also effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. The adoption of ASU 2017-08 and ASU 2018-13 had no impact on the operations of the fund for the period ended March 31, 2020.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, the Adviser pays all of the expenses of the fund except management fees, brokerage fees, taxes, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Adviser is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended March 31, 2020, fees reimbursed by the Adviser amounted to $117,575.

The Adviser had undertaken, from April 1, 2019 through March 31, 2020 to waive its management fee. The reduction in management fees, pursuant to the undertaking, amounted to $1,650,896 during the period ended

15

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2020. The waiver is voluntary and not contractual, and can be terminated at any time.

(b) The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statements of Operations.

The components of “Due from BNY Mellon Investment Adviser, Inc.” in the Statement of Assets and Liabilities consist of: management fees of $120,658, which are offset against an expense reimbursement currently in effect in the amount of $132,258.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

16

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Dreyfus Institutional Preferred Government Plus Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Dreyfus Institutional Preferred Government Plus Money Market Fund (the “Fund”) (one of the funds constituting Dreyfus Institutional Preferred Money Market Funds), including the statement of investments, as of March 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Dreyfus Institutional Preferred Money Market Funds) at March 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

New York, New York
May 21, 2020

17

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby reports 100% of ordinary income dividends paid during the fiscal year ended March 31, 2020 as qualifying "interest related dividends. For state individual income tax purposes, the fund hereby reports 100% of the ordinary income dividends paid during its fiscal year ended March 31, 2020 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California, Connecticut and the District of Columbia.

18

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (76)

Chairman of the Board (1997)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (1997-Present)

No. of Portfolios for which Board Member Serves: 118

———————

Francine J. Bovich (68)

Board Member (2015)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-Present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-Present)

No. of Portfolios for which Board Member Serves: 69

———————

J. Charles Cardona (64)

Board Member (2014)

Principal Occupation During Past 5 Years:

• President of the Adviser (2008-2016)

• Chief Executive Officer of Dreyfus Cash Investment Strategies, a division of the Adviser (2009-2016)

• Chairman (2013-2016) and Executive Vice President (1997-2013) of the Distributor

Other Public Company Board Memberships During Past 5 Years:

• BNY Mellon ETF Trust, Chairman and Director (2020-Present)

• BNY Mellon Liquidity Funds, Chairman and Director (2019-Present)

No. of Portfolios for which Board Member Serves: 33

———————

Gordon J. Davis (78)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-Present)

No. of Portfolios for which Board Member Serves: 53

———————

19

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Andrew J. Donohue (69)

Board Member (2019)

Principal Occupation During Past 5 Years:

• Of Counsel, Shearman & Sterling LLP (2017-2019)

• Chief of Staff to the Chair of the SEC (2015-2017)

• Managing Director and Investment Company General Counsel of Goldman Sachs (2012-2015)

Other Public Company Board Memberships During Past 5 Years:

• Oppenheimer Funds (58 funds), Director (2017-2019)

No. of Portfolios for which Board Member Serves: 55

———————

Isabel P. Dunst (73)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Senior Counsel, Hogan Lovells LLP (2018-2019); Of Counsel (2015-2018); Partner (1990-2015)

No. of Portfolios for which Board Member Serves: 33

———————

Nathan Leventhal (77)

Board Member (2009)

Principal Occupation During Past 5 Years:

• President Emeritus of Lincoln Center for the Performing Arts (2001-Present)

• President of the Palm Beach Opera (2016-Present)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., a public company that designs, sources, markets and distributes watches Director (2003-Present)

No. of Portfolios for which Board Member Serves: 47

———————

Robin A. Melvin (56)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Co-chairman, Mentor Illinois, a non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2014-Present); Board member (2013-Present)

No. of Portfolios for which Board Member Serves: 96

———————

20

Roslyn M. Watson (70)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Principal, Watson Ventures, Inc., a real estate investment company (1993-Present)

Other Public Company Board Memberships During Past 5 Years:

• American Express Bank, FSB, Director (1993-2018)

No. of Portfolios for which Board Member Serves: 55

———————

Benaree Pratt Wiley (73)

Board Member (2009)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (2008-Present)

• Blue Cross Blue Shield of Massachusetts, Director (2004-Present)

No. of Portfolios for which Board Member Serves: 75

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street, New York, New York 10286. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-800-373-9387.

Clifford L. Alexander, Jr., Emeritus Board Member
Whitney I. Gerard, Emeritus Board Member
George L. Perry, Emeritus Board Member

21

OFFICERS OF THE FUND (Unaudited)

RENEE LAROCHE-MORRIS, President since May 2019.

President and a director of BNY Mellon Investment Adviser, Inc. since January 2018. She is an officer of 62 investment companies (comprised of 118 portfolios) managed by the Adviser. She is 48 years old and has been an employee of BNY Mellon since 2003.

JAMES WINDELS, Treasurer since November 2001.

Director-BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. He is 61 years old and has been an employee of the Adviser since April 1985.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Adviser and Associate General Counsel and Managing Director of BNY Mellon since June 2015; Director and Associate General Counsel of Deutsche Bank–Asset & Wealth Management Division from June 2005 to June 2015, and as Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. He is 48 years old and has been an employee of the Adviser since June 2015.

DAVID DIPETRILLO, Vice President since May 2019.

Head of North America Product, BNY Mellon Investment Management since January 2018, Director of Product Strategy, BNY Mellon Investment Management from January 2016 to December 2017; Head of US Retail Product and Channel Marketing, BNY Mellon Investment Management from January 2014 to December 2015. He is an officer of 62 investment companies (comprised of 118 portfolios) managed by the Adviser. He is 42 years old and has been an employee of BNY Mellon since 2005.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Senior Managing Counsel of BNY Mellon since December 2019; Managing Counsel of BNY Mellon from April 2014 to December 2019; Secretary of the Adviser, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. He is 53 years old and has been an employee of the Adviser since December 1996.

SONALEE CROSS, Vice President and Assistant Secretary since March 2018.

Counsel of BNY Mellon since October 2016; Associate at Proskauer Rose LLP from April 2016 to September 2016; Attorney at EnTrust Capital from August 2015 to February 2016; Associate at Sidley Austin LLP from September 2013 to August 2015. She is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. She is 32 years old and has been an employee of the Adviser since October 2016.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Counsel of BNY Mellon since August 2018; Senior Regulatory Specialist at BNY Mellon Investment Management Services from February 2016 to August 2018; Trustee Associate at BNY Mellon Trust Company (Ireland) Limited from August 2013 to February 2016. She is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. She is 29 years old and has been an employee of the Adviser since August 2018.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Managing Counsel of BNY Mellon since December 2017, Senior Counsel of BNY Mellon from March 2013 to December 2017. She is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. She is 44 years old and has been an employee of the Adviser since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. He is 54 years old and has been an employee of the Adviser since October 1990.

PETER M. SULLIVAN, Vice President and Assistant Secretary since March 2019.

Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. He is 52 years old and has been an employee of the Adviser since April 2004.

22

Amanda Quinn, Vice President and Assistant Secretary since March 2020.

Counsel of BNY Mellon since June 2019; Regulatory Administration Manager at BNY Mellon Investment Management Services from September 2018 to May 2019; Senior Regulatory Specialist at BNY Mellon Investment Management Services from April 2015 to August 2018. She is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. She is 35 years old and has been an employee of the Adviser since June 2019.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Managing Counsel of BNY Mellon since December 2019; Counsel of BNY Mellon from May 2016 to December 2019; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 to May 2016 and Assistant General Counsel at RCS Advisory Services from July 2014 to November 2015. She is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. She is 34 years old and has been an employee of the Adviser since May 2016.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager-BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. He is 51 years old and has been an employee of the Adviser since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager-BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. He is 56 years old and has been an employee of the Adviser since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. He is 52 years old and has been an employee of the Adviser since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser. He is 53 years old and has been an employee of the Adviser since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Adviser, the BNY Mellon Family of Funds and BNY Mellon Funds Trust (63 investment companies, comprised of 141 portfolios). He is 62 years old and has served in various capacities with the Adviser since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor. She is an officer of 56 investment companies (comprised of 134 portfolios) managed by the Adviser. She is 51 years old and has been an employee of the Distributor since 1997.

23

NOTES

24

NOTES

25

For More Information

Dreyfus Institutional Preferred Government Plus Money Market Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387

© 2020 BNY Mellon Securities Corporation 0286AR0320

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $71,676 in 2019 and $73,706 in 2020.

(b)  Audit-Related Fees.  The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $13,614 in 2019 and $14,102 in 2020.  These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2019 and $0 in 2020.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $6,957 in 2019 and $6,353 in 2020.  These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies.  The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2019 and $0 in 2020.

3

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $19 in 2019 and $21 in 2020.  These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2019 and $0 in 2020.

(e)(1)  Audit Committee Pre-Approval Policies and Procedures.  The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration.  The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2)  Note.  None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees.  The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $438,876 in 2019 and $753,594 in 2020.

Auditor Independence.  The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

3

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds

By:       /s/ Renee LaRoche-Morris

            Renee LaRoche-Morris

            President (Principal Executive Officer)

Date:    May 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Renee LaRoche-Morris

            Renee LaRoche-Morris

            President (Principal Executive Officer)

Date:    May 26, 2020

By:       /s/ James Windels

            James Windels

            Treasurer (Principal Financial Officer)

Date:    May 26, 2020

3

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)